CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Payables on repurchase agreements and securities lending (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 27,923,617	S/ 7,678,016
Financial liabilities, at fair value	29,719,773	8,067,239
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	27,164,768	6,331,465
Debt instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	27,164,768	6,331,465
Financial liabilities, at fair value	S/ 28,960,995	S/ 6,709,182
Instruments issued by the Colombian Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Colombian pesos
Borrowings, interest rate	4.62%	5.49%
Financial liabilities	S/ 700,719	S/ 1,077,428
Financial liabilities, at fair value	S/ 700,637	S/ 1,077,917
Instruments issued by the Chilean Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	Chilean pesos
Borrowings, interest rate	0.09%	0.20%
Financial liabilities	S/ 17,865	S/ 174,962
Financial liabilities, at fair value	S/ 17,865	S/ 175,054
Other instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate	1.19%	2.07%
Financial liabilities	S/ 40,265	S/ 94,161
Financial liabilities, at fair value	40,276	105,086
Not later than three days [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	49,110	402,445
Not later than three days [Member] | Debt instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	64,900
Not later than three days [Member] | Instruments issued by the Colombian Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	135,997
Not later than three days [Member] | Instruments issued by the Chilean Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	17,865	130,551
Not later than three days [Member] | Other instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	31,245	70,997
Later than three and not later than thirty days [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	1,092,759	1,028,350
Later than three and not later than thirty days [Member] | Debt instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	383,020	25,699
Later than three and not later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	700,719	941,431
Later than three and not later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	44,411
Later than three and not later than thirty days [Member] | Other instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	9,020	16,809
Later than thirty days [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	26,781,748	6,247,221
Later than thirty days [Member] | Debt instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	26,781,748	6,240,866
Later than thirty days [Member] | Instruments issued by the Colombian Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than thirty days [Member] | Instruments issued by the Chilean Government [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	0	0
Later than thirty days [Member] | Other instruments [Member] | Payables on repurchase agreements and securites lending
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities	S/ 0	S/ 6,355